UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andromeda Capital LLC
Address: 40 Wall St
         Floor 45
         New York, NY  10005

13F File Number:  028-14229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Motola
Title:     Chief Executive Officer
Phone:     (212) 232-7521

Signature, Place, and Date of Signing:

 /s/    Larry Motola     New York, NY     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    70

Form 13F Information Table Value Total:    $628,172 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARNES & NOBLE INC             COM              067774109     1641   113300 SH  CALL SOLE                   113300        0        0
CALPINE CORP                   COM NEW          131347304     6532   400000 SH  CALL SOLE                   400000        0        0
CITIGROUP INC                  COM NEW          172967424      997    37910 SH       SOLE                    37910        0        0
CITIGROUP INC                  COM NEW          172967424     3026   115000 SH  CALL SOLE                   115000        0        0
CITIGROUP INC                  COM NEW          172967424     4025   153000 SH  PUT  SOLE                   153000        0        0
COMMERCIAL METALS CO           COM              201723103     2766   200000 SH  CALL SOLE                   200000        0        0
DIAMOND FOODS INC              COM              252603105     4195   130000 SH  CALL SOLE                   130000        0        0
EASTMAN KODAK CO               COM              277461109      162   250000 SH  PUT  SOLE                   250000        0        0
EASTMAN KODAK CO               COM              277461109       33    50361 SH       SOLE                    50361        0        0
EASTMAN KODAK CO               COM              277461109       32    50000 SH  CALL SOLE                    50000        0        0
EASTMAN KODAK CO               COM              277461109      648   998400 SH  PUT  SOLE                   998400        0        0
EXPRESS SCRIPTS INC            COM              302182100     2380    53266 SH       SOLE                    53266        0        0
EXPRESS SCRIPTS INC            COM              302182100    13407   300000 SH  PUT  SOLE                   300000        0        0
GOODRICH CORP                  COM              382388106      186     1500 SH  PUT  SOLE                     1500        0        0
GOODRICH CORP                  COM              382388106     9278    75000 SH  CALL SOLE                    75000        0        0
GOODRICH CORP                  COM              382388106     2919    23600 SH  PUT  SOLE                    23600        0        0
GOODRICH CORP                  COM              382388106   110353   892100 SH  CALL SOLE                   892100        0        0
GOODRICH CORP                  COM              382388106     2412    19500 SH  PUT  SOLE                    19500        0        0
GOODRICH CORP                  COM              382388106    30554   247000 SH  CALL SOLE                   247000        0        0
GOODRICH CORP                  COM              382388106     9376    75800 SH  PUT  SOLE                    75800        0        0
GOODRICH CORP                  COM              382388106     7311    59100 SH  PUT  SOLE                    59100        0        0
GOODRICH CORP                  COM              382388106    54684   442068 SH       SOLE                   442068        0        0
GOODRICH CORP                  COM              382388106      866     7000 SH  PUT  SOLE                     7000        0        0
GOODRICH CORP                  COM              382388106    31111   251500 SH  PUT  SOLE                   251500        0        0
HEALTHSPRING INC               COM              42224N101     5454   100000 SH  CALL SOLE                   100000        0        0
HEALTHSPRING INC               COM              42224N101    13891   254700 SH  CALL SOLE                   254700        0        0
HEALTHSPRING INC               COM              42224N101      136     2500 SH       SOLE                     2500        0        0
INTERDIGITAL INC               COM              45867G101     1133    26000 SH  CALL SOLE                    26000        0        0
INTERDIGITAL INC               COM              45867G101     1795    41200 SH  CALL SOLE                    41200        0        0
IVANHOE MINES LTD              COM              46579N103     4294   242300 SH       SOLE                   242300        0        0
LAM RESEARCH CORP              COM              512807108     6016   162500 SH  CALL SOLE                   162500        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     4193    75000 SH  PUT  SOLE                    75000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     2096    37500 SH  CALL SOLE                    37500        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     8845   158232 SH       SOLE                   158232        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    16770   300000 SH  CALL SOLE                   300000        0        0
MOTOROLA MOBILITY HLDGS INC    COM              620097105     9700   250000 SH  CALL SOLE                   250000        0        0
NYSE EURONEXT                  COM              629491101     3263   125000 SH  CALL SOLE                   125000        0        0
NYSE EURONEXT                  COM              629491101    12463   477500 SH  CALL SOLE                   477500        0        0
NYSE EURONEXT                  COM              629491101       65     2500 SH  CALL SOLE                     2500        0        0
NYSE EURONEXT                  COM              629491101     1305    50000 SH  CALL SOLE                    50000        0        0
NYSE EURONEXT                  COM              629491101    10440   400000 SH  CALL SOLE                   400000        0        0
PFIZER INC                     COM              717081103    10820   500000 SH  CALL SOLE                   500000        0        0
PHARMASSET INC                 COM              71715N106    12717    99200 SH  PUT  SOLE                    99200        0        0
PHARMASSET INC                 COM              71715N106     3987    31100 SH  PUT  SOLE                    31100        0        0
PHARMASSET INC                 COM              71715N106     3205    25000 SH  PUT  SOLE                    25000        0        0
PHARMASSET INC                 COM              71715N106     2808    21900 SH  PUT  SOLE                    21900        0        0
PHARMASSET INC                 COM              71715N106      321     2500 SH  PUT  SOLE                     2500        0        0
PHARMASSET INC                 COM              71715N106    11833    92300 SH  CALL SOLE                    92300        0        0
PHARMASSET INC                 COM              71715N106     1282    10000 SH  CALL SOLE                    10000        0        0
PHARMASSET INC                 COM              71715N106     3205    25000 SH  PUT  SOLE                    25000        0        0
PHARMASSET INC                 COM              71715N106     1282    10000 SH  PUT  SOLE                    10000        0        0
PHARMASSET INC                 COM              71715N106     1731    13500 SH  CALL SOLE                    13500        0        0
PHARMASSET INC                 COM              71715N106    12820   100000 SH  PUT  SOLE                   100000        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     2872    82800 SH       SOLE                    82800        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    30398   200000 SH       SOLE                   200000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    30398   200000 SH  PUT  SOLE                   200000        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730    46378   880200 SH  PUT  SOLE                   880200        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730     2696    51168 SH       SOLE                    51168        0        0
SUCCESSFACTORS INC             COM              864596101     6040   151500 SH  PUT  SOLE                   151500        0        0
SUCCESSFACTORS INC             COM              864596101     6040   151500 SH       SOLE                   151500        0        0
TEMPLE INLAND INC              COM              879868107     3964   125000 SH  CALL SOLE                   125000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104     1095    20000 SH  CALL SOLE                    20000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    14503   265000 SH  CALL SOLE                   265000        0        0
UGI CORP NEW                   COM              902681105     3463   117800 SH  CALL SOLE                   117800        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108     3651    95800 SH       SOLE                    95800        0        0
UNITED STATES OIL FUND LP      UNITS            91232N108     1906    50000 SH  CALL SOLE                    50000        0        0
YAHOO INC                      COM              984332106     2420   150000 SH  CALL SOLE                   150000        0        0
YAHOO INC                      COM              984332106     2092   129696 SH       SOLE                   129696        0        0
YAHOO INC                      COM              984332106     2524   156500 SH  PUT  SOLE                   156500        0        0
YAHOO INC                      COM              984332106      968    60000 SH  PUT  SOLE                    60000        0        0